Organization and Principal Activities - Schedule of Loss from Discontinued Operation in the Consolidated Statement of Comprehensive Loss (Details) - Consolidated Entity, Excluding VIE [Member] - CNY (¥)
¥ in Thousands
12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Loss from Discontinued Operation in the Consolidated Statement of Comprehensive Loss [Line Items]
Loss from discontinued operation, net of income taxes	¥ 1,596	¥ 1,903
Loss on disposal of discontinued operation		¥ 26,719